Leases - Schedule of Lease Costs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Operating Leased Assets [Line Items]
Operating lease cost	$ 760
Variable lease cost	325
Total operating lease cost	1,085
Short term lease cost	$ 46